Amortization of Capital Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Capital leases	$ 421	$ 319
Less accumulated amortization	(221)	(171)
Total	$ 200	$ 148